Other Assets (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components of other intangible assets
Gross Carrying Amount	$ 1,566	$ 1,666
Accumulated Amortization	(749)	(673)
Net Carrying Amount	817	993
Other Contracts [Member]
Components of other intangible assets
Gross Carrying Amount	269	428
Accumulated Amortization	(89)	(147)
Net Carrying Amount	180	281
Customer Relationships [Member]
Components of other intangible assets
Gross Carrying Amount	1,297	1,238
Accumulated Amortization	(660)	(526)
Net Carrying Amount	$ 637	$ 712